Restricted cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash
Restricted cash and bank deposits	$ 9,059	$ 83,191
Restricted cash for bank acceptances and short-term borrowings issued by the Group to suppliers	4,954
Restricted cash in several bank accounts for certain lawsuits	1,392
Restricted cash secured for payment of business acquisition consideration	$ 2,679
Minimum
Restricted Cash
Maturity period of guarantee deposit	6 months
Maximum
Restricted Cash
Maturity period of guarantee deposit	12 months